Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis [Line Items]
Property and equipment		$ 199,575
Apartment rental agreements	$ 29,550
Trademarks	70,606
Fair Value, Nonrecurring [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis [Line Items]
Property and equipment
Apartment rental agreements	13,475	75,883
Trademarks		76,038
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis [Line Items]
Property and equipment
Apartment rental agreements
Trademarks
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis [Line Items]
Property and equipment
Apartment rental agreements
Trademarks
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Assets Measured at Fair Value on a Non-Recurring Basis [Line Items]
Property and equipment
Apartment rental agreements	13,475	75,883
Trademarks		$ 76,038